Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     October 21, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   66

Form13F Information Table Value Total:     $   142,227(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES MSCI INDEX             COM              464287465      487     8900 SH       Sole                                       8900
VANGUARD ALL WORLD INDX        COM              922042775      981    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      584    44500 SH       Sole                                      44500
AT & T CORP                    COM              00206R102     1399    51800 SH       Sole                                      51800
BANKAMERICA                    COM              060505104     3255   192400 SH       Sole                                     192400
COCA COLA                      COM              191216100     2817    52450 SH       Sole                                      52450
CONOCO PHILLIPS                COM              20825C104     2904    64300 SH       Sole                                      64300
CRANE CO                       COM              224399105      890    34500 SH       Sole                                      34500
EXXON MOBIL CORP               COM              30231G102     3581    52200 SH       Sole                                      52200
GENERAL ELECTRIC               COM              369604103     6613   402750 SH       Sole                                     402750
GERDAU SA  ADR                 COM              373737105      194    14400 SH       Sole                                      14400
HEWLETT PACKARD                COM              428236103      557    11800 SH       Sole                                      11800
HOME DEPOT                     COM              437076102     6330   237600 SH       Sole                                     237600
ILLINOIS TOOLS WORKS           COM              452308109     1068    25000 SH       Sole                                      25000
INTEL                          COM              458140100      687    35100 SH       Sole                                      35100
JOHNSON & JOHNSON              COM              478160104     3775    62000 SH       Sole                                      62000
JOHNSON CONTROLS INC           COM              478366107      786    30750 SH       Sole                                      30750
KELLOGG                        COM              487836108     2501    50800 SH       Sole                                      50800
KRAFT FOODS                    COM              50075N104     3032   115400 SH       Sole                                     115400
LOWE'S                         COM              548661107     1396    66650 SH       Sole                                      66650
MANPOWER INC                   COM              56418H100     3369    59400 SH       Sole                                      59400
MCDONALDS                      COM              580135101     2774    48600 SH       Sole                                      48600
MERCK                          COM              589331107     3489   110300 SH       Sole                                     110300
MICROSOFT                      COM              594918104     4627   178700 SH       Sole                                     178700
NEW YORK TIMES                 COM              650111107       81    10000 SH       Sole                                      10000
OFFICE DEPOT                   COM              676220106      199    30000 SH       Sole                                      30000
PEPSICO                        COM              713448108     3948    67300 SH       Sole                                      67300
PFIZER                         COM              717081103      341    20600 SH       Sole                                      20600
PROCTER & GAMBLE               COM              742718109     5592    96550 SH       Sole                                      96550
US STEEL                       COM              912909108     1021    23000 SH       Sole                                      23000
WAL MART STORES                COM              931142103     4202    85600 SH       Sole                                      85600
WASTE MGT                      COM              94106L109     1506    50500 SH       Sole                                      50500
BARCLAYS BK IPATH DOW JONES    COM              06739H321      245     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     3626    37350 SH       Sole                                      37350
ENERGY INDEX                   COM              81369Y506     2130    39500 SH       Sole                                      39500
ISHARES S&P 100 INDEX          COM              464287101     3167    64900 SH       Sole                                      64900
QQQQ INDEX                     COM              73935A104      693    16400 SH       Sole                                      16400
S&P 500 INDEX                  COM              78462F103    13853   131200 SH       Sole                                     131200
S&P MIDCAP 400 INDEX           COM              595635103      413     3300 SH       Sole                                       3300
TECHNOLOGY SECTOR INDEX        COM              81369Y803     1674    80200 SH       Sole                                      80200
VANGUARD LARGE CAP             COM              922908637     1495    31100 SH       Sole                                      31100
VANGUARD MCSI GROWTH           COM              922908736     2745    55700 SH       Sole                                      55700
PROSHARES ULTRASHORT TREASURY  COM              74347R297      352     8000 SH       Sole                                       8000
STREETTRACKS GOLD              COM              78463V107      603     6100 SH       Sole                                       6100
UNITED STATES OIL FUND LP      COM              91232N108     1176    32500 SH       Sole                                      32500
US NATURAL GAS FD              COM              912318102      291    24800 SH       Sole                                      24800
GERDAU AMERISTEEL ADR          ADR              37373P105     1250   157800 SH       Sole                                     157800
BP AMOCO                       ADR              055622104      506     9500 SH       Sole                                       9500
NOKIA ADR                      ADR              654902204     2699   184600 SH       Sole                                     184600
UNILEVER NV                    ADR              904784709     1293    44800 SH       Sole                                      44800
VODAFONE GROUP PLC ADR         ADR              92857W209      900    40000 SH       Sole                                      40000
DJ STOXX 50 FUND               COM              78463X103     2182    61450 SH       Sole                                      61450
ISHARES MSCI AUSTRIA INDEX     COM              464286202      728    33200 SH       Sole                                      33200
ISHARES S&P 350 EUROPE         COM              464287861      690    17900 SH       Sole                                      17900
CEMEX ADR                      ADR              151290889     4190   324268 SH       Sole                                     324268
FEMSA ADR                      ADR              344419106      685    18000 SH       Sole                                      18000
GRUMA ADR                      ADR              400131306      102    14600 SH       Sole                                      14600
TELMEX INTERNACIONAL ADR       ADR              879690105      163    11700 SH       Sole                                      11700
BANCOLOMBIA SA                 ADR              05968L102     1241    28900 SH       Sole                                      28900
PETROBRAS ADR                  ADR              71654V408     3447    75100 SH       Sole                                      75100
CHINA MOBILE ADR               ADR              16941M109     3312    67450 SH       Sole                                      67450
HONDA MOTOR ADR                ADR              438128308     2452    80900 SH       Sole                                      80900
TOYOTA ADR                     ADR              892331307     1925    24500 SH       Sole                                      24500
ISHARES HK CHINA 25 INDEX      COM              464287184     4019    98215 SH       Sole                                      98215
ISHARES JAPAN INDEX            COM              464286848      905    91000 SH       Sole                                      91000
ISHARES SINGAPORE INDEX        COM              464286673     2092   194625 SH       Sole                                     194625